Cover	Apr. 26, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 26, 2024
Entity File Number	1-13163
Entity Registrant Name	YUM! BRANDS, INC.
Entity Central Index Key	0001041061
Entity Tax Identification Number	13-3951308
Entity Incorporation, State or Country Code	NC
Entity Address, Address Line One	1441 Gardiner Lane
Entity Address, City or Town	Louisville
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	40213
City Area Code	502
Local Phone Number	874-8300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	YUM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false